Employee Compensation - Share-Based Compensation - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	0	0	976,087	931,047
Weighted average fair value of options granted	$ 9.46	$ 10.23	$ 9.46	$ 10.23